Share-Based Compensation - Schedule of RSU Activity (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of RSU Activity [Line Items]
Unvested balance, December 31, 2022, Number of Units | shares
Unvested balance, December 31, 2022, Weighted Average Grant Date Fair Value | $ / shares
Granted, Number of Units | shares	256,000
Granted, Weighted Average Grant Date Fair Value | $ / shares	$ 0.87
Vested, Number of Units | shares	(256,000)
Vested, Weighted Average Grant Date Fair Value | $ / shares	$ 0.87
Forfeited, Number of Units | shares
Forfeited, Weighted Average Grant Date Fair Value | $ / shares
Unvested balance, December 31, 2023, Number of Units | shares
Unvested balance, December 31, 2023, Weighted Average Grant Date Fair Value | $ / shares